SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 12, 2024	Oct. 03, 2024	Apr. 25, 2024
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)	$ 0.08
Estimated prepayment			$ 100,000
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)		$ 0.08